SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Restricted cash (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Cash and cash equivalents	$ 107,104,714	$ 254,065,589
Restricted cash	182,544	316,777
Total cash, cash equivalents, and restricted cash	$ 107,287,258	$ 254,382,366	$ 40,676,311	$ 24,697,153